Oct-12-07 11:42am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-819 P.002/002 F-433

Puras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5070 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07073952

RECD S.E.C.
OCT 1 2 2007
1086

October 12, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERT NYS

001-13884

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CAMERON INTERNATIONAL CORPORATION, Rights to Purchase Series B Junior Participating Preferred Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 11, 2007.

Sincerely,

[signature]

PROCESSED
OCT 15 2007
THOMSON
FINANCIAL

END